Intangible assets - Significant intangible assets (Details) - Product, marketing and distribution rights	Dec. 31, 2018 USD ($)
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 6,745,000,000
Remaining amortisation period of intangible assets material to entity	14
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 3,067,000,000
Remaining amortisation period of intangible assets material to entity	13
Almirall and Actavis
Disclosure of intangible assets materials
Intangible assets material to entity	$ 733,000,000
Almirall and Actavis | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	1
Almirall and Actavis | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	20
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 828,000,000
Remaining amortisation period of intangible assets material to entity	10
Omthera
Disclosure of intangible assets materials
Intangible assets material to entity	$ 533,000,000
RSV franchise | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,068,000,000
Remaining amortisation period of intangible assets material to entity	7
Farxiga/Forxiga | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,177,000,000
Remaining amortisation period of intangible assets material to entity	9
Bydureon | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 988,000,000
Remaining amortisation period of intangible assets material to entity	12
Onglyza | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 752,000,000
Remaining amortisation period of intangible assets material to entity	5
Other diabetes | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 795,000,000
Other diabetes | BMS | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	4
Other diabetes | BMS | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	7
Roxadustat | FibroGen
Disclosure of intangible assets materials
Intangible assets material to entity	$ 327,000,000
Merck
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,092,000,000
Merck | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	1
Merck | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	12
Merck | Ardea biosciences
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,172,000,000